Other investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other investments
Equity securities at fair value through other comprehensive income	$ 1,168	$ 1,108	$ 1,339
Other investments - non-current	1,168	1,108	1,401
Fixed deposits	53	42	38
Other investments - current	69	160	849
Equity investments
Other investments
Equity securities at fair value through other comprehensive income	1,168	1,108	1,339
Fixed income securities
Other investments
Fixed income securities at fair value through profit and loss			62
Fixed income securities at fair value through profit and loss	$ 16	$ 118	$ 811